GOODWILL	12 Months Ended
Dec. 31, 2023
GOODWILL
GOODWILL

NOTE 11 — GOODWILL

The changes in goodwill are as follows:

		Accumulated	Goodwill after
	Goodwill	impairment losses	Impairment losses
Balance as of January 1, 2021	22,421,588	(10,318,069)	12,103,519
(+/-) Foreign exchange effect	1,469,190	(595,284)	873,906
Results in operations with subsidiary and joint ventures (note 3.4)	(549,898)	—	(549,898)
Balance as of December 31, 2021	23,340,880	(10,913,353)	12,427,527
(+/-) Foreign exchange effect	(1,595,333)	802,270	(793,063)
Balance as of December 31, 2022	21,745,547	(10,111,083)	11,634,464
(+/-) Foreign exchange effect	(1,377,739)	568,423	(809,316)
Balance as of December 31, 2023	20,367,808	(9,542,660)	10,825,148

The amounts of goodwill by segment are as follows:

	2023	2022	2021
Brazil	373,135	373,135	373,135
Special Steel	3,566,989	3,844,314	4,111,619
North America	6,885,024	7,417,015	7,942,773
	10,825,148	11,634,464	12,427,527